CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash	$ 2,665,205	$ 155,795	$ 109,491
Escrow account	5,000,000
Inventory	28,128
Prepaid expenses	326,505	655,339	128,693
Insurance settlement	0	0	917,210
Total current assets	8,019,838	811,134	1,155,394
Fixed assets	13,766,272	12,236,557	707,808
Other assets
Construction-in-process	2,306,608	1,873,219	0
Patents	6,756,000	0	0
License Agreement	10,492,376		0
Right of Use asset	301,733	275,400	275,400
Deposits	20,633	20,633	178,198
Total other assets	19,877,350	2,169,252	453,598
Total assets	41,663,460	15,216,943	2,316,800
Current liabilities
Accounts payable	3,321,164	963,289	641,146
Accrued interest	10,850	73,350	81,034
Accrued interest - related parties	203,520	187,520	296,624
Other accrued expenses	500,472	602,368	1,204,815
Accrued expenses - related parties	200,000	0	0
Short-term Promissory Note and Lines of credit	20,044	573,621	570,497
Bank loan	0	8,725	8,904
PPP loan	0	103,200	0
Convertible debentures	0	483,637	463,161
Note payable	96,000	96,000	0
Notes payable - related parties	495,412	1,151,162	1,221,162
Dividends payable	472,803	182,639	0
Derivative liability	12,985,000	0	176,000
Warrant liability	6,047,000	0	90,000
Total current liabilities	24,352,265	24,352,265	4,753,343
Bank loans, less current maturities	0	206,127	225,837
Convertible debenture, less unamortized debt discount of $15,400,000	340,000	0	0
Notes payable	0	5,000,000	0
Note payable, less current maturities	143,604	215,604	0
Lease Liability	303,920	275,400	275,400
Total liabilities	25,139,789	10,122,642	5,254,580
Stockholders' deficit
Common stock, $0.0001 par value, 900,000,000 shares authorized, 642,222,044 and 560,745,180 shares issued and 641,822,043 and 560,745,180 shares outstanding at December 31, 2021 and March 31, 2021, respectively	64,183	56,075	37,975
Additional paid in capital	86,808,591	56,649,491	43,533,242
Stock Payable	29,524,000	136,000	0
Accumulated deficit	(101,798,974)		(46,427,396)
Total stockholders' equity attributable to NaturalShrimp Incorporated shareholders	14,598,300	3,158,798	(2,855,679)
Non-controlling interest in NAS	0	87,830	(82,101)
Total stockholders' equity	14,598,300	3,070,968	(2,937,780)
Total liabilities mezzanine and stockholders' equity	41,663,460	15,216,943	2,316,800
Series E Redeemable Convertible Preferred stock [Member]
Stockholders' deficit
Convertible Preferred stock	1,925,371	0	0
Series D Redeemable Convertible Preferred stock [Member]
Stockholders' deficit
Convertible Preferred stock	0	2,023,333	0
Series A Preferred Stock [Member]
Stockholders' deficit
Convertible Preferred stock	500	500	500
Series B Preferred Stock [Member]
Stockholders' deficit
Convertible Preferred stock	$ 0	$ 0	$ 0